Taxes - Schedule of Taxation in the Statements of Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Hong Kong profits tax provision for the year:
Current
Deferred	(86,981)	(307,108)
Total income tax expense	$ (86,981)	$ (307,108)